RISK MANAGEMENT - Loans concentration by category (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RISK MANAGEMENT
Loans and advances to customers	$ 191,409,730	$ 182,282,743
Allowance for loans, advances and lease losses	(16,616,043)	(10,929,395)	$ (10,235,831)	$ (8,223,103)
Total net loan and financial leases	174,793,687	171,353,348
Commercial
RISK MANAGEMENT
Loans and advances to customers	98,659,287	92,768,553
Allowance for loans, advances and lease losses	(7,673,720)	(5,456,993)	(5,360,833)	(4,514,180)
Commercial | Corporate
RISK MANAGEMENT
Loans and advances to customers	51,884,404	50,108,427
Commercial | SME
RISK MANAGEMENT
Loans and advances to customers	13,249,336	12,209,759
Commercial | Others
RISK MANAGEMENT
Loans and advances to customers	33,525,547	30,450,367
Consumer
RISK MANAGEMENT
Loans and advances to customers	41,055,939	39,700,670
Allowance for loans, advances and lease losses	(5,753,430)	(3,445,818)	(2,892,891)	(2,291,829)
Consumer | Credit card
RISK MANAGEMENT
Loans and advances to customers	7,610,590	8,079,354
Consumer | Vehicle
RISK MANAGEMENT
Loans and advances to customers	3,929,299	3,597,969
Consumer | Payroll loans
RISK MANAGEMENT
Loans and advances to customers	7,879,427	7,896,376
Consumer | Others
RISK MANAGEMENT
Loans and advances to customers	21,636,623	20,126,971
Mortgage
RISK MANAGEMENT
Loans and advances to customers	25,959,112	23,983,283
Mortgage | VIS
RISK MANAGEMENT
Loans and advances to customers	7,384,737	6,211,385
Mortgage | Non-VIS
RISK MANAGEMENT
Loans and advances to customers	18,574,375	17,771,898
Financial Leases
RISK MANAGEMENT
Loans and advances to customers	24,503,317	24,550,829
Small Business
RISK MANAGEMENT
Loans and advances to customers	1,232,075	1,279,408
Allowance for loans, advances and lease losses	$ (200,345)	$ (140,516)	$ (137,373)	$ (140,591)